Reclassification of OCI	9 Months Ended
Sep. 30, 2013
Comprehensive Income Net Of Tax [Abstract]
Reclassification out of Other Comprehensive Income

7. Reclassification out of Accumulated Other Comprehensive Income

In accordance with ASU 2013-02, the reclassification adjustments from accumulated other comprehensive income (“AOCI”) to net income for the three and nine months ended September 30, 2013 were as follows (dollars in thousands):

	Three Months Ended September 30, 2013			NIne Months Ended September 30, 2013
	Foreign currency translation gain (loss), net of tax	Marketable securities, net of tax	Total	Foreign currency translation gain (loss), net of tax	Marketable securities, net of tax	Total
Balance at the beginning of period	$(362)	$-	$(362)	$2,874	$254	$3,128
Other comprehensive income before reclassifications	2,976	-	2,976	(260)	373	113
Amounts reclassified from AOCI(a)	-	-	-	-	(627)	(627)
Net change in AOCI	2,976	-	2,976	(260)	(254)	(514)
Balance at the end of period	$2,614	$-	$2,614	$2,614	$-	$2,614

The gain on marketable securities reclassified out of AOCI for the nine months ended September 30, 2013 is composed of a $964 gain and income tax expense of $337. The gain and income tax expense are included in “Other revenue” and “Provision for income taxes,” respectively, in the consolidated statements of income.